Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net
Property and Equipment, Net

9. Property and Equipment, Net

Property and equipment, net as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Building	-	99,166
Leasehold improvements	30,673	32,723
Office equipment, furniture and others	6,604	12,201
Production Machinery	-	3,680
Computers and electrical equipment	8,795	8,370
Total	46,072	156,140
Accumulated depreciation	(15,553)	(30,875)
Impairment of property and equipment	(689)	(689)
Net book value	29,830	124,576

Depreciation expenses recognized for the years ended December 31, 2019, 2020 and 2021 were RMB6,051, RMB9,258 and RMB15,086, respectively.